PROPERTY AND EQUIPMENT, NET (Details) (USD $)	6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 205,865		$ 207,868	$ 168,778		$ 205,865
Less - accumulated depreciation	(134,075)		(125,000)	(111,428)		(134,075)
Property and equipment, net	71,790		82,868	57,350		71,790
Depreciation	12,741	10,398	23,045	19,153	20,837	145,227
Purchase of property and equipment	3,516	47,750	54,619	8,725	5,007	212,289
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	77,408		75,982	68,704		77,408
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	105,664		108,485	74,879		105,664
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,793		$ 23,401	$ 25,195		$ 22,793